Financial risk management and financial instruments - Derivatives Entered (Details) $ in Thousands, € in Millions	12 Months Ended
	Jun. 30, 2025 USD ($) R / $ $ / bbl $ / € MMBbls	Jun. 30, 2024 USD ($) $ / bbl $ / € R / $ MMBbls	Jun. 30, 2025 EUR (€) R / $ $ / bbl $ / € MMBbls	Jun. 30, 2024 EUR (€) $ / bbl $ / € R / $ MMBbls
Crude oil put options purchased
Financial risk management and financial instruments
Number of barrels - open positions | MMBbls	22.5	16.8	22.5	16.8
Number of barrels - settled | MMBbls	16.8	18	16.8	18
Annual average price | $ / bbl	59.8	58.7	59.8	58.7
Premium paid	$ 114,090	$ 94,800
Forward exchange contracts | US Dollar
Financial risk management and financial instruments
Contract/Notional amount - open positions	$ 907,000	$ 1,080,000
Annual average price | R / $	18.51	18.9	18.51	18.9
Forward exchange contracts | Euro
Financial risk management and financial instruments
Contract/Notional amount - open positions | €			€ 54	€ 43
Annual average price | $ / €	1.11	1.08	1.11	1.08
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contract/Notional amount - open positions	$ 1,720,000	$ 1,530,000
Contract/Notional amount - settled	$ 1,652,000	$ 2,760,000
Annual average floor price | R / $	17.6	17.53	17.6	17.53
Annual average cap price | R / $	21.13	22.65	21.13	22.65